UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:
     CIGNA Funds Group
     2223 Washington Street
     3 Newton Executive Park
     Suite 200
     Newton, MA 02462
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):        |X|
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3.   Investment Company Act File Number:

     811-1646

     Securities Act File Number:

     2-29020
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4(a). Last day of fiscal year for which this Form is filed:

      12/31/2005 (last series of the Trust merged on 4/8/2005 leaving no net assets in the Trust)
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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). |X| Check box if this is the last time the issuer will be filing this
      Form.
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               Persons who respond to the collection of information contained In this form are not required to respond unless the form displays a currently valid OMB control number

SEC 2393 (6-02)

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
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
5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year
          pursuant to section 24(f):                                                                   $  393,483,300.04
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     (ii) Aggregate price of securities redeemed or repurchased during the
          fiscal year:                                                          -$1,317,084,467.91
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    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                                           $                0
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     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:                            -$1,317,084,467.91
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      (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                                                             $            0.00
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     (vi) Redemption credits available for use in future years                  $
                  (Y) if Item 5(i) is less than Item 5(iv) [subtract Item          (923,601,167.87)
                                                                                -------------------
          5(iv) from Item 5(i)]:
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    (vii) Multiplier for determining registration fee (See                                             x        .0001117
          Instruction C.9):                                                                            -----------------

   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                                                                          =$            0.00
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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were  registered  under the
     Securities Act of 1933 pursuant to rule 24e-2  as  in  effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at  the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.
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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):

                                                                                                     +$                0
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                                     =$             0.00
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     No payment due.

         Method of Delivery:

         |_|   Wire Transfer

         |_|   Mail or other means

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                                   SIGNATURES
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     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                    CIGNA Funds Group


     By (Signature and Title)*      _________________________________________
                                    Alfred A. Bingham III
                                    Its: Vice President and Treasurer
                                    ---------------------------------

     Date    May 6, 2005
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*Please print the name and title of the signing officer below the signature.

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